INVESTMENTS IN AFFILIATE - Components of equity in net assets of non-consolidated affiliate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1,	$ 193,270
Equity in net earnings of affiliate	11,730	$ 4,540	$ 1,190
Equity in net assets of affiliate at December 31	185,562	193,270
Hilli LLC
Underlying Equity in Net Assets [Roll Forward]
Equity in net assets of affiliate at January 1,	193,270	206,180
Dividend	(19,438)	(17,450)
Equity in net earnings of affiliate	11,730	4,540
Equity in net assets of affiliate at December 31	$ 185,562	$ 193,270	$ 206,180